Cybersecurity	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management Strategy And Governance [Abstract]
Cybersecurity Risk Management Processes For Assessing Identifying And Managing Threats [Text Block]
Risk management and strategy
We have

security measures
in place

to mitigate the

risk of cybersecurity

threats affecting our

technology
environment and

our business.

Cybersecurity risk

management is

integrated into

our broader

enterprise
risk management

(ERM) framework

to protect

shareholder value

and ensure

business continuity.

Cyber
risks are assessed

alongside operational,

financial, and compliance

risks. By integrating

cybersecurity into
our broader risk management strategy, we aim to reduce exposure to cyber incidents, safeguard sensitive
data, and maintain

investor confidence

in our

long-term resilience

and operational

stability. Since 2023, the
Company

has maintained

ISO

27001

certification,

demonstrating ongoing

compliance

with

the

rigorous
requirements of

this internationally

recognized standard.
The Company's

Chief Information

Security Officer
(CISO) regularly conducts internal reviews and enhancements to ensure that our cyber risk management
framework remains

aligned with

ISO 27001

and integrated

into our

broader enterprise

risk management
strategy, considering financial, operational, and compliance impacts.

Additionally,

we

have

established structured

processes

for

third-party

risk

management.

During

vendor
onboarding and

ongoing monitoring,

information security

assessments are

conducted, including

security
questionnaires, contractual

requirements for

NDAs and

DPAs, and cybersecurity

liability clauses

to mitigate
supply chain risks.
Cybersecurity training

is carried

out on

a company-wide

basis to

all employees

and seafarers.

To help build
cultural

awareness

of

these

risks

within

the

Company,

additional

phishing

campaigns

have

been
implemented within

the organization

which have

motivated the

staff to

react, helping

to enhance

awareness
of these risks and mitigate their occurrence. The security team have further enhanced our processes and
increased our defenses by implementing a cybersecurity testing program,

carried out on a yearly basis by
external

consultants.

Penetration

testing

was

also

carried

out

in

parallel

during

2024.

A

centralized
monitoring

system,

powered

by

Microsoft's

cloud-based

Security

Information

and

Event

Management
(SIEM)

solution,

is

in

place

throughout

the

year.

This

system

aggregates

security

data

from

various
sources, uses built-in artificial

intelligence to detect and investigate

threats, and enables our security

team
to respond to incidents rapidly.

We have also created a comprehensive Business Continuity and Disaster
Recovery plan to ensure business resilience and minimize potential disruptions.

For the

year 2025,

the security

team has

planned a

comprehensive

collaboration with

a
third-party

company
to enhance our cybersecurity awareness and training initiatives. This partnership includes the design and
implementation

of

a

multi-faceted

approach

to

staff

training,

encompassing

synchronous

and
asynchronous

security

awareness

sessions,

custom-tailored

phishing

campaigns

and

the

creation

of
informative cybersecurity awareness

newsletters to keep

our staff

up to date

on the latest

best practices
and emerging risks. Furthermore, the

collaboration will focus on the

customization and digitalization of our
vessels' cybersecurity awareness program, ensuring that our seafarers maintain a robust security posture
while at sea.

In addition to

awareness initiatives, we will

continue to acquire

relevant tools to

support the
identification of third-party

risks and further strengthen our overall security posture.
As

part

of

our

continuous

efforts

to

enhance

threat

detection

and

incident

response,

we

will

leverage
Security Operations

Center (SOC)

services through

a trusted

external provider. This

partnership will

enable
proactive

security

monitoring,

threat

intelligence,

and

rapid

incident

response,

further

reinforcing

our
cybersecurity resilience across both shore-based operations.
Additionally,

we

will

implement

a

disaster

recovery

site

to

the

cloud

for

critical

applications,

ensuring
business continuity and operational resilience in the event of disruptions.
In parallel

to these security

measures, our Company

has established a

Data Management Platform

over
Microsoft

Azure

Technologies,

to

act

as

a

centralized

and

secure

source

of

truth

for

our

operations,
strengthening the quality and integrity

of company’s informational assets. The

Data Management Platform
was

integrated

with

our

core

systems

and

implementation

of

key

reports

was

initiated

within

2024,
delivering several

new Financial

Reports that

will enable

better,

faster and

more accurate

monitoring of
Company activities

and improve decision

making and

productivity.

This transition is

further strengthened
with the digital upskilling of relevant personnel, enabling the proper and secure use of information assets.
We

are

committed

to

enhance

and

enrich

our

operational

excellence

through

our

external

3rd

parties’
inspections and audits (PSC-Vetting inspections Audits). We openly share our results and “lessons

learnt”
within the industry and organizations, we compare and

benchmark our performance and we continuously
improve our safety footprint.

Cybersecurity Risk Management Processes Integrated Flag	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have

security measures
in place

to mitigate the

risk of cybersecurity

threats affecting our

technology
environment and

our business.

Cybersecurity risk

management is

integrated into

our broader

enterprise
risk management

(ERM) framework

to protect

shareholder value

and ensure

business continuity.

Cyber
risks are assessed

alongside operational,

financial, and compliance

risks. By integrating

cybersecurity into
our broader risk management strategy, we aim to reduce exposure to cyber incidents, safeguard sensitive
data, and maintain

investor confidence

in our

long-term resilience

and operational

stability. Since 2023, the
Company

has maintained

ISO

27001

certification,

demonstrating ongoing

compliance

with

the

rigorous
requirements of

this internationally

recognized standard.
The Company's

Chief Information

Security Officer
(CISO) regularly conducts internal reviews and enhancements to ensure that our cyber risk management
framework remains

aligned with

ISO 27001

and integrated

into our

broader enterprise

risk management
strategy, considering financial, operational, and compliance impacts.

Cybersecurity Risk Management Third Party Engaged Flag	true
Cybersecurity Risk Third Party Oversight And Identification Processes Flag	true
Cybersecurity Risk Materially Affected Or Reasonably Likely To Materially Affect Registrant Flag	false
Cybersecurity Risk Materially Affected Or Reasonably Likely To Materially Affect Registrant [Text Block]
As of

the date

of this

annual report,

we have

not identifed

any cybersecurity threats

that have

materially
affected or are

reasonably likely

to materially

affect our business

strategy, results of operations,

or financial
condition. For more information about the cybersecurity risks we face, please see Item 3. Key Information
— D. Risk Factors — “A cyber-attack could materially disrupt our business.”

Cybersecurity Risk Board Of Directors Oversight [Text Block]
Our

board

of

directors

oversees

the

Company’s

cybersecurity

risk

exposures

and

the

steps

taken

by
management to

monitor and

mitigate cybersecurity

risks. The

board of

directors ensures

allocation and
prioritization of resources and

overall strategic direction for

cybersecurity and ensures alignment with

the
Company’s overall strategy.

Cybersecurity Risk Board Committee Or Subcommittee Responsible For Oversight [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the day-to-day oversight

of cybersecurity and

other technology risks

to the Cyber

Security Officer, who has
11 years of specialized information security experience.

Cybersecurity Risk Process For Informing Board Committee Or Subcommittee Responsible For Oversight [Text Block]
This

experience

includes

serving

as

Cyber

Security

Officer

at

Diana

Shipping

Services,

Information
Security

Officer

at

Viva

Wallet,

Senior

IT

Auditor

at

First

Data

Corporation

focusing

on

EMEA

region
security

audits,

and

IT

Auditor/Security

Consultant

at

Deloitte's

Enterprise

Risk

Services.

The

Cyber
Security

Officer

holds

CISA

and

CDPSE

certifications

from

ISACA,

completed

Information

Security
Management

Systems

(ISMS)

Auditor/Lead

Auditor

Training

in

accordance

with

ISO

27001:2013,

and
possesses an MSc in Digital Systems Security from the University of Piraeus.
The Cyber

Security Officer

is
responsible

for assessing,

managing and

mitigating cybersecurity

threats and
for

reporting

cybersecurity

updates,

including

updates

on

monitoring

strategies

and

efforts

to

prevent
cybersecurity threats, to the board of directors on a quarterly basis or more often as needed.

Cybersecurity Risk Role Of Management [Text Block]
The audit committee

receives regular

reports from

management

on

our cybersecurity

risks
.

In

addition,
management updates the audit committee, as

necessary, regarding

any material cybersecurity incidents,
as

well

as

any

incidents

with

lesser

impact

potential.
The

audit

committee

reviews

the

Company's
cybersecurity

risks

and

assess’

the

steps

that

management

has

taken

to

protect

against

threats

to

the
Company's information systems and security.

Cybersecurity Risk Management Positions Or Committees Responsible Flag	true
Cybersecurity Risk Management Positions Or Committees Responsible [Text Block]	The audit committee receives regular reports from management on our cybersecurity risks
Cybersecurity Risk Management Expertise Of Management Responsible [Text Block]
The Company's

Chief Information

Security Officer
(CISO) regularly conducts internal reviews and enhancements to ensure that our cyber risk management
framework remains

aligned with

ISO 27001

and integrated

into our

broader enterprise

risk management
strategy, considering financial, operational, and compliance impacts.

Cybersecurity Risk Process For Informing Management Or Committees Responsible [Text Block]	The audit committee reviews the Company's cybersecurity risks and assess’ the steps that management has taken to protect against threats to the Company's information systems and security.
Cybersecurity Risk Management Positions Or Committees Responsible Report To Board Flag	true